UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2014 to September 30, 2014

Date of Report (Date of earliest event reported): February 6, 2015

Commission File Number of securitizer: 001-32216

Central Index Key Number of securitizer: 0001273685

Nathan Reese

(646) 216-2366

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

New York Mortgage Trust, Inc. (the “Securitizer”) acted as the sponsor for the following series of asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period:

New York Mortgage Trust 2005-1, Mortgage-Backed Notes, Series 2005-1

New York Mortgage Trust 2005-2, Mortgage-Backed Notes, Series 2005-2

New York Mortgage Trust 2005-3, Mortgage-Backed Notes, Series 2005-3

New York Mortgage Trust 2006-1, Mortgage-Backed Securities, Series 2006-1

RB Commercial Trust 2012-RS1, Asset-Backed Notes, Series 2012-RS1

New York Mortgage Securitization Trust 2012-1, Securitization Securities, Series 2012-1

NYMT Residential 2012-RP1, LLC, Asset-Backed Notes, Series 2012-RP1

NYMT Residential 2013-RP1, LLC, Asset-Backed Notes, Series 2013-RP1

NYMT Residential 2013-RP2, LLC, Asset-Backed Notes, Series 2013-RP2

NYMT Residential 2013-RP3, LLC, Asset-Backed Notes, Series 2013-RP3

New York Mortgage Securitization Trust 2013-1, Securitization Securities, Series 2013-1

There is no activity to report for such asset-backed securities under the requirements of Rule 15Ga-1(a) for the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW YORK MORTGAGE TRUST, INC.
(Securitizer)

Date: February 6, 2015	By:	/s/ Nathan Reese
Nathan Reese
Vice President and Secretary